CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 53	¥ 424
Intangible assets			19,381
Right-of-use assets	49	346	2,993
Trade receivables			10,520
Contract assets			89,713
Other non-current assets	34,969	247,530	4
TOTAL NON-CURRENT ASSETS	35,025	247,929	123,035
CURRENT ASSETS
Inventories			729
Trade receivables			46,760
Bills receivable			8,500
Contract assets			21,647
Prepayments	156	1,107	1,732
Other receivables	3	18	82,733
Other current assets			3,160
Cash and cash equivalents	671	4,753	31,695
TOTAL CURRENT ASSETS	830	5,878	196,956
TOTAL ASSETS	35,855	253,807	319,991
CURRENT LIABILITIES
Trade payables	14	100	20,326
Contract liabilities			690
Other payables and accruals	11,669	82,610	16,724
Income tax payable			10,732
Provisions			494
Interest-bearing loans and borrowings			3,000
Derivative financial liabilities			824
Lease liabilities	51	360	1,317
Due to related companies	1,281	9,069	3,408
Due to the Shareholder	12,103	85,673	7,153
TOTAL CURRENT LIABILITIES	25,118	177,812	64,668
NON-CURRENT LIABILITIES
Deferred tax liabilities			5,276
Lease liabilities			1,598
Interest-bearing loans and borrowings			71,000
TOTAL NON-CURRENT LIABILITIES			77,874
TOTAL LIABILITIES	25,118	177,812	142,542
EQUITY
Issued capital	63,682	450,782	450,782
Other capital reserves	107,194	758,775	735,319
Accumulated losses	(158,626)	(1,122,851)	(1,109,010)
Other comprehensive losses	(1,513)	(10,711)	(9,322)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	10,737	75,995	67,769
NON-CONTROLLING INTERESTS			109,680
TOTAL EQUITY	10,737	75,995	177,449
TOTAL LIABILITIES AND EQUITY	$ 35,855	¥ 253,807	¥ 319,991